UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2004

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daan Heijting

Title:           director
Phone:           0031356259214

Signature,       Place,              and Date of Signing:
Daan Heijting    Hilversum           NOVEMBER 3, 2004




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  28
Form 13F Information Table Value Total:  $479,596

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN INTL GROUP INC        COM              026874107    19377   285000 SH       SOLE                   285000        0        0
ANHEUSER BUSCH COS INC         COM              035229103    15584   312000 SH       SOLE                   312000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    12046   278000 SH       SOLE                   278000        0        0
CISCO SYS INC                  COM              17275R102    18243  1007900 SH       SOLE                  1007900        0        0
CITIGROUP INC                  COM              172967101    30663   695000 SH       SOLE                   695000        0        0
COCA COLA CO                   COM              191216100     8947   223400 SH       SOLE                   223400        0        0
COLGATE PALMOLIVE CO           COM              194162103     7907   175000 SH       SOLE                   175000        0        0
DELL INC                       COM              24702R101    17266   485000 SH       SOLE                   485000        0        0
DISNEY WALT CO		       COM  		254687106    19619   870000 SH	     SOLE	 	    870000	  0	   0
E M C CORP MASS                COM              268648102     8078   700000 SH       SOLE                   700000        0        0
EXXON MOBIL CORP               COM              30231G102    22367   462806 SH       SOLE                   462806        0        0
GANNETT INC                    COM              364730101    17422   208000 SH       SOLE                   208000        0        0
GENERAL ELEC CO                COM              369604103    41639  1240000 SH       SOLE                  1240000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    15478   166000 SH       SOLE                   166000        0        0
INTEL CORP                     COM              458140100    19057   950000 SH       SOLE                   950000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    22035   257000 SH       SOLE                   257000        0        0
JOHNSON & JOHNSON              COM              478160104    15772   280000 SH       SOLE                   280000        0        0
LILLY ELI & CO                 COM              532457108     8317   138500 SH       SOLE                   138500        0        0
MCGRAW HILL COS INC            COM              580645109    13069   164000 SH       SOLE                   164000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     1751    56682 SH       SOLE                    56682        0        0
MERCK & CO INC                 COM              589331107     1320    40000 SH       SOLE                    40000        0        0
MICROSOFT CORP                 COM              594918104    23226   840000 SH       SOLE                   840000        0        0
ORACLE CORP                    COM              68389X105     8798   780000 SH       SOLE                   780000        0        0
PEPSICO INC                    COM              713448108    15325   315000 SH       SOLE                   315000        0        0
PFIZER INC                     COM              717081103    37265  1217800 SH       SOLE                  1217800        0        0
PROCTER & GAMBLE CO            COM              742718109    20836   385000 SH       SOLE                   385000        0        0
TIME WARNER INC                COM              887317105    25421  1575000 SH       SOLE                  1575000        0        0
WAL MART STORES INC            COM              931142103    12768   240000 SH       SOLE                   240000        0        0